Segment reporting - Geographical information (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of geographical areas [line items]
Revenue		€ 894.2	€ 1,956.6	€ 1,927.7	€ 0.0
Non-current assets			355.3	337.0
United Kingdom
Disclosure of geographical areas [line items]
Revenue		288.6	411.9	437.5	0.0
Non-current assets			94.8	77.5
Italy
Disclosure of geographical areas [line items]
Revenue		205.2	371.4	348.5	0.0
Non-current assets			55.0	59.1
Germany
Disclosure of geographical areas [line items]
Revenue		150.0	300.3	267.8	0.0
Non-current assets			126.4	118.0
Sweden
Disclosure of geographical areas [line items]
Revenue		35.5	208.0	218.2	0.0
Non-current assets			26.5	44.6
France
Disclosure of geographical areas [line items]
Revenue		41.0	170.0	168.9	0.0
Non-current assets			16.7	18.4
Norway
Disclosure of geographical areas [line items]
Revenue		19.6	123.3	122.6	0.0
Non-current assets			15.7	13.3
Austria
Disclosure of geographical areas [line items]
Revenue		51.8	96.7	92.9	0.0
Spain
Disclosure of geographical areas [line items]
Revenue		13.1	81.2	82.6	0.0
Rest of Europe
Disclosure of geographical areas [line items]
Revenue		€ 89.4	193.8	188.7	€ 0.0
Non-current assets			€ 20.2	€ 6.1
Predecessor
Disclosure of geographical areas [line items]
Revenue	€ 640.3
Predecessor | United Kingdom
Disclosure of geographical areas [line items]
Revenue	225.0
Predecessor | Italy
Disclosure of geographical areas [line items]
Revenue	169.7
Predecessor | Germany
Disclosure of geographical areas [line items]
Revenue	124.2
Predecessor | Sweden
Disclosure of geographical areas [line items]
Revenue	0.0
Predecessor | France
Disclosure of geographical areas [line items]
Revenue	0.0
Predecessor | Norway
Disclosure of geographical areas [line items]
Revenue	0.0
Predecessor | Austria
Disclosure of geographical areas [line items]
Revenue	45.0
Predecessor | Spain
Disclosure of geographical areas [line items]
Revenue	0.0
Predecessor | Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 76.4